Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following as of March 31, 2026 and 2025:

	As of March 31,
	2025	2026
	USD	USD
Buildings	3,607,134	3,606,526
Plant and machinery	736,003	983,161
Furniture and fixtures	1,065,880	1,229,500
Motor vehicles	244,701	134,328
Leasehold improvement	295,475	741,197
Construction in progress	177,470	-
Total	6,126,663	6,694,712
Less: accumulated depreciation	(2,901,990)	(3,171,340)
Total property, plant and equipment, net	3,224,673	3,523,372

Schedule of Undiscounted Cash Flow

The following is the annual undiscounted cash flows to be received for rental income as of March 31, 2025:

	Property 1	Property 2
	USD	USD
Years ending March 31,
2026	30,833	64,103
2027	-	-
2028	-	-
2029	-	-
2030 and thereafter	-	-
Total undiscounted rental income	30,833	64,103

The following is the annual undiscounted cash flows to be received for rental income as of March 31, 2026:

	Property 1	Property 2
	USD	USD
Years ending March 31,
2027	60,000	51,282
2028	18,065	51,282
2029	-	-
2030	-	-
2031 and thereafter	-	-
Total undiscounted rental income	78,065	102,564